Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and Cash Equivalents		$ 24,891	$ 1,091	$ 17,978
Accounts Receivable		24,315	19,483	43,936
Taxes Receivable		18	18	504
Short-Term Derivative Instruments		29,012	34,260	29,265
Inventory, Prepaid Expenses and Other		3,168	3,829	3,403
Assets Held for Sale				34,257
Total Current Assets		81,404	58,681	129,343
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties		1,301,479	1,239,430	1,079,039
Unevaluated Oil and Gas Properties		257,697	262,992	322,413
Other Property and Equipment		41,028	40,112	46,361
Wells and Facilities in Progress		75,514	144,556	127,655
Pipelines		16,780	14,024	15,657
Total Property and Equipment		1,692,498	1,701,114	1,591,125
Less: Accumulated Depreciation, Depletion and Amortization		(720,998)	(699,899)	(366,917)
Net Property and Equipment		971,500	1,001,215	1,224,208
Deferred Financing Costs and Other Assets - Net			16,544	17,070
Other Assets		2,489	2,501
Equity Method Investments				17,895
Long-Term Derivative Instruments		8,460	9,534	4,904
Long-Term Deferred Tax Asset			12,532	8,301
Total Assets		1,063,853	1,071,931	1,401,721
Current Liabilities
Accounts Payable		42,818	37,874	53,340
Current Maturities of Long-Term Debt		9,934	590	1,176
Accrued Liabilities		44,296	44,326	59,478
Short-Term Derivative Instruments		3,758	2,486	421
Current deferred tax liability			12,532	8,301
Liabilities Related to Assets Held For Sale				25,115
Total Current Liabilities		100,806	85,276	147,831
Noncurrent Liabilities
Premium on Senior Notes, Net		2,245	2,344	2,725
Senior Secured Line of Credit and Long-Term Debt		143,294	109,396	251
Long-Term Derivative Instruments		6,908	5,556	2,377
Senior Notes	[1]	657,511	663,089
Other Deposits and Liabilities		3,140	3,156	4,018
Future Abandonment Cost		43,412	42,883	38,146
Total Liabilities		$ 957,316	$ 911,700	$ 870,348
Commitments and Contingencies
Stockholders' Equity
Preferred Stock		$ 1	$ 1	$ 1
Common Stock		63	54	54
Additional Paid-In Capital		630,301	623,863	617,826
Accumulated Deficit		(523,828)	(463,687)	(90,749)
Rex Energy Stockholders' Equity			160,231	527,132
Noncontrolling Interests of Discontinued Operations				4,241
Total Stockholders' Equity		106,537	160,231	531,373
Total Liabilities and Stockholders' Equity		$ 1,063,853	1,071,931	1,401,721
Scenario, Previously Reported [Member]
Property and Equipment (Successful Efforts Method)
Deferred Financing Costs and Other Assets - Net			2,501
Total Assets			1,098,506
Current Liabilities
Total Current Liabilities			97,808
Noncurrent Liabilities
Senior Secured Line of Credit and Long-Term Debt			111,528
Total Liabilities			938,275
Stockholders' Equity
Total Liabilities and Stockholders' Equity			1,098,506
8.875% Senior Notes
Noncurrent Liabilities
Senior Notes			350,000	350,000
6.25% Senior Notes
Noncurrent Liabilities
Senior Notes			$ 325,000	$ 325,000

[1]	Includes unamortized debt issuance costs of approximately $11.1 million and $11.9 million as of March 31, 2016 and December 31, 2015, respectively.